7. PROPERTY AND EQUIPMENT	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

On December 31, 2013 the Company purchased a property in Pueblo County, Colorado for $450,000.  The property, which is located in a suburb of Pueblo, consists of approximately three acres of undeveloped land, a 5,000 square foot steel building, and a parking lot. The purchase price was allocated $12,340 for land and $437,660 for buildings and related equipment.

The purchase price was paid for cash of $280,000 and a promissory note in the principal of $170,000.  The note bears interest at 8.5% interest per annum and is payable in monthly installments, including principal and interest, in the amount of $1,674.  All unpaid principal and interest is due December 31, 2018.  The promissory note is convertible at any time on or before the maturity date at $5 per common share

The property is zoned for growing marijuana and is leased to a licensed medical marijuana grower through December 31, 2022 on a triple net lease basis. The Company has agreed with the tenant to begin construction of a light deprivation greenhouse on the property at a cost not to exceed $400,000, with construction scheduled to begin in the second quarter of 2014.

The Company incurred $8,250 in leasehold improvements on the property during the three months ended March 31, 12014.

Depreciation on the Pueblo building facility began effective January 1, 2014.  Depreciation is calculated on a straight line basis over 30 years.  The depreciation expense of the three months ended March 31, 2014 was $3,116.

The following table summarizes Property and Equipment and Related Accumulated Depreciation :

	March 31, 2014	December 31, 2013
	(unaudited)	(audited)

Land	$12,340	$12,340
Buildings and Equipment	448,663	440,413
	461,003	452,753
Less: Accumulated Depreciation	(3,116)	-
Property and Equipment, net	$457,887	$452,753

On December 31, 2013, the Company acquired a 5,000 square foot commercial building in Pueblo West for the purchase price of $452,753.  We did not book any depreciation expense for the asset in 2013.  In future years, the building will be depreciated using straight-line depreciation and an estimated useful life of 25 years.